Income Taxes Effective Rate Reconciliation Table (Details) - Orbitz	12 Months Ended
Dec. 31, 2014 Rate
Entity Information [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	0.20%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	7.60%
Effective Income Tax Rate Reconciliation, Change in Valuation Allowance	19.10%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Goodwill Impairment Charges	0.00%
Effective Income Tax Rate Reconciliation, Uncertain Tax Positions	0.30%
Effective Income Tax Rate Reconciliation, Other Adjustments	(1.00%)
Effective Income Tax Rate, Continuing Operations	61.20%